Short-term debt - Summary of Short-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Short-term Debt [Line Items]
Short-term debt	$ 318	$ 0
Short-term bank loans
Short-term Debt [Line Items]
Short-term debt	267	0
Short-term notes
Short-term Debt [Line Items]
Short-term debt	$ 51	$ 0